Retirement Plans (Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, ending	$ 4,528	$ 3,872
Amount recognized in the balance sheet	(818)
Noncurrent liability	818	732
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	55	52	51
Interest cost	172	172	175
Amount recognized in the balance sheet	(484)	(462)
Noncurrent liability	484	462
Accumulated other comprehensive loss	(1,674)	(1,659)
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	27	30	24
Interest cost	50	50	45
Amount recognized in the balance sheet	(334)	(270)
Noncurrent liability	334	270
Accumulated other comprehensive loss	(308)	(240)
Projected Benefit Obligation [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, beginning	3,644	3,466
Service cost	55	52
Interest cost	172	172
Actuarial (gain) loss	502	114
Benefits paid	(173)	(167)
Foreign currency translation and other	3	7
Projected benefit obligation, ending	4,203	3,644
Projected Benefit Obligation [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation, beginning	960	1,061
Service cost	27	30
Interest cost	50	50
Actuarial (gain) loss	137	(125)
Benefits paid	(41)	(53)
Foreign currency translation and other	10	(3)
Projected benefit obligation, ending	1,143	960
Fair Value Of Plan Assets [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(173)	(167)
Foreign currency translation and other	(2)	(2)
Fair value of plan assets, beginning	3,182	3,206
Actual return on plan assets	595	29
Employer contributions	113	112
Fair value of plan assets, ending	3,719	3,182
Fair Value Of Plan Assets [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(41)	(53)
Foreign currency translation and other	(10)	1
Fair value of plan assets, beginning	690	714
Actual return on plan assets	100	0
Employer contributions	50	30
Fair value of plan assets, ending	$ 809	$ 690